Schedule of Investments (Unaudited) June 30, 2025

KraneShares 90% KWEB Defined Outcome January 2027 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 102.3%
KraneShares CSI China Internet ETF (A)(B)	114,900	$3,944,517
TOTAL EXCHANGE - TRADED FUND (Cost $3,024,098)		3,944,517

PURCHASED OPTION (C) — 6.3%
TOTAL PURCHASED OPTION (Cost $254,497)		241,865

TOTAL INVESTMENTS — 108.6% (Cost $3,278,595)		4,186,382
OTHER ASSETS LESS LIABILITIES – (8.6)%		(332,802)
NET ASSETS - 100%		$3,853,580

WRITTEN OPTIONS (C) — (9.7)% (Premiums Received $(304,073))		$(372,736)

(A)	For financial information on the KraneShares CSI China Internet ETF, please go to the Fund’s website at https://kraneshares.com/kweb/.
(B)	Affiliated Investment.
(C)	Refer to option table below.

Written options contracts outstanding as of June 30, 2025 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 6.3%
Put Options
KWEB US *	1,149	$3,944,517	$27.49	01/15/27	$241,865

WRITTEN OPTION — (9.7)%
Call Options
KWEB US *	(1,149)	$(3,944,517)	$42.76	01/15/27	$(372,736)

*	KraneShares CSI China Internet ETF.

Transactions with affiliated companies during the period ended June 30, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2025	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$4,011,159	$—	$—	$(66,642)	$—	$3,944,517	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-044-0300

Schedule of Investments (Unaudited) June 30, 2025

KraneShares 100% KWEB Defined Outcome January 2027 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 106.5%
KraneShares CSI China Internet ETF (A)(B)	88,800	$3,048,504
TOTAL EXCHANGE - TRADED FUND (Cost $2,168,496)		3,048,504

PURCHASED OPTION (C) — 9.7%
TOTAL PURCHASED OPTION (Cost $306,384)		277,065

TOTAL INVESTMENTS — 116.2% (Cost $2,474,880)		3,325,569
OTHER ASSETS LESS LIABILITIES – (16.2)%		(464,605)
NET ASSETS - 100%		$2,860,964

WRITTEN OPTIONS (C) — (16.3)% (Premiums Received $(301,000))		$(467,221)

(A)	For financial information on the KraneShares CSI China Internet ETF, please go to the Fund’s website at https://kraneshares.com/kweb/.
(B)	Affiliated Investment.
(C)	Refer to option table below.

Written options contracts outstanding as of June 30, 2025 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 9.7%
Put Options
KWEB US *	888	$3,048,504	$30.54	01/15/27	$277,065

WRITTEN OPTION — (16.3)%
Call Options
KWEB US *	(888)	$(3,048,504)	$36.65	01/15/27	$(467,221)

*	KraneShares CSI China Internet ETF.

Transactions with affiliated companies during the period ended June 30, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2025	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$3,100,008	$—	$—	$(51,504)	$—	$3,048,504	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-045-0300

Schedule of Investments (Unaudited) June 30, 2025

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Portfolio Abbreviations

ETF — Exchange-Traded Fund

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